Earnings Per Share	12 Months Ended
Dec. 31, 2019
10. Earnings Per Share
Earnings Per Share

10. EARNINGS PER SHARE

Basic earnings per share (“EPS”) is determined by dividing net income attributable to common shareholders by the weighted average number of common shares and DSUs outstanding during the period. Diluted EPS is computed by dividing net income attributable to common shareholders by the weighted average number of common shares and DSUs outstanding during the period, adjusted for the exercise and/or conversion of all potentially dilutive securities. Such dilutive items include Company contributions to the senior management stock option plan, convertible debentures and shares issued under the dividend reinvestment plan.

The following table reconciles the computation of basic and diluted earnings per share:

For the	Year ended December 31
millions of Canadian dollars (except per share amounts)	2019	2018
Numerator
Net income attributable to common shareholders	$662.8	$709.6
Diluted numerator	662.8	709.6
Denominator
Weighted average shares of common stock outstanding	238.5	231.7
Weighted average deferred share units outstanding	1.4	1.3
Weighted average shares of common stock outstanding – basic	239.9	233.0
Stock-based compensation	0.6	0.4
Convertible Debentures	-	0.1
Weighted average shares of common stock outstanding – diluted	240.5	233.5
Earnings per common share
Basic	$2.76	$3.05
Diluted	$2.76	$3.04